Note Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Note Receivable

2.	Note Receivable

The Company has a note receivable, bearing interest at 5%, for fees being refunded for an unsuccessful capital raising transaction. The note has a face value of $501,000 and was due in October 2013. The collectability of this note is uncertain and the Company has established a reserve for 100% of the balance owed as of June 30, 2015 and December 31, 2014. In February 2015 the Company obtained a default judgment in our favor relating to such note in the amount of approximately $542,000 (including interest). Due to the financial limitations of the judgment debtor, the Company continues to believe the collectability of the note is uncertain and therefore maintains a reserve for 100% of the balance owed.

2.	Note Receivable

The Company has a note receivable, bearing interest at 5%, for fees being refunded for an unsuccessful capital raising transaction. The note has a face value of $501,000 and was due in October 2013. The collectability of this note is uncertain and the Company has established a reserve for 100% of the balance owed as of December 31, 2014 and December 31, 2013. In February 2015 the Company obtained a default judgment in our favor relating to such note in the amount of approximately $542,000 (including interest). The Company continues to believe the collectability of the note is uncertain and therefore maintains a reserve for 100% of the balance owed.